Carrying value of the Groups assets pledged as collateral for liabilities or contingent liabilities (Detail) - Carrying Value of the Assets Pledged as Collateral [Member] - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 41,816		€ 54,134	[2]
Financial assets at fair value through other comprehensive income		4,274	[1]
Financial assets available for sale				6,469	[1],[2]
Loans	[1]	75,641		71,404	[2]
Other	[1]	1,364		417	[2]
Total	[1]	€ 123,095		€ 132,423	[2]

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
[2]	Prior period results have been restated.